Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2018	Jan. 25, 2018
Related Party Transactions
Long term debt	$ 150,000		$ 52,177
2018 Term Loan
Related Party Transactions
Principal amount of debt						$ 250,000	$ 250,000
2018 Revolver
Related Party Transactions
Principal committed amount						$ 25,000	$ 25,000
Vista Equity Partners
Related Party Transactions
Total expenses incurred	200	$ 300	1,200	$ 1,300	$ 900
Accounts payable related to expenses			0	300
Affiliates of Vista
Related Party Transactions
Recognized revenue	100		600	1,900	$ 800
Accounts receivable	$ 0		1,100	500
Affiliates of Vista | 2018 Term Loan
Related Party Transactions
Long term debt				34,800
Repayments of principal			34,800	200
Repayments of interest			1,700	1,900
Affiliates of Vista | 2018 Revolver
Related Party Transactions
Long term debt				0
IPO | Affiliates of Vista
Related Party Transactions
Proceeds received			$ 27,500	$ 7,100